Following is the Semi-Annual Report for the Tennessee Tax-Free Bond Fund,
  covering the six-month period ended January 31, 1997. If you have any questions or comments, please contact your investment representative.































G00906-01  (3/97)



TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1997 (UNAUDITED)


PRINCIPAL                                 CREDIT
AMOUNT                                    RATING*   VALUE

LONG-TERM MUNICIPAL NOTES--99.9%

            TENNESSEE--99.9%

$215,000    Chattanooga-Hamilton
            County, TN Hospital
            Authority, Refunding
            Revenue Bonds, 5.50%
            (Erlanger Medical             AAA       $224,907
            Center)/(FSA
            Insured)/(Original Issue
            Yield: 5.60%), 10/1/2006

1,000,000   Chattanooga-Hamilton
            County, TN Hospital
            Authority, Refunding
            Revenue Bonds, 5.50%
            (Erlanger Medical             AAA       1,001,620
            Center)/(FSA
            Insured)/(Original Issue
            Yield: 5.85%), 10/1/2013

1,130,000   Clarksville, TN, Electric
            System Refunding Revenue      A         1,086,179
            Bonds, 5.125%, 9/1/2011

500,000     Clarksville, TN, Water
            Sewer & Gas Refunding
            Revenue Bonds, 6.125% (MBIA
            Insured)/(Original Issue      AAA       533,000
            Yield: 6.15%), 2/1/2007

500,000     Clarksville, TN, Water
            Sewer & Gas Refunding
            Revenue Bonds, 6.125% (MBIA
            Insured)/(Original Issue      AAA       521,935
            Yield: 6.328%), 2/1/2012

600,000     Germantown, TN, GO UT
            Refunding Bonds, 4.10%,       AAA       602,850
            1/1/2000

600,000     Germantown, TN, GO UT,        AAA       602,238
            4.20%, 1/1/2001

250,000     Jackson, TN Health
            Educational & Housing
            Facilities Board, Hospital
            Revenue Bonds, 5.90%
            (Jackson-Madison County       AAA       261,218
            General Hospital)/(MBIA
            Insured)/(Original Issue
            Yield: 5.95%), 4/1/2000

$400,000    Jackson, TN, Water & Sewer
            Refunding Revenue Bonds,
            5.125% (AMBAC                 AAA       $393,312
            Insured)/(Original Issue
            Yield: 5.35%), 1/1/2010

440,000     Johnson City, TN Health &
            Education Facilities Board,
            Refunding Revenue Bonds,
            6.75% (Johnson City Medical
            Center Hospital)/(MBIA        AAA       481,360
            Insured)/(Original Issue
            Yield: 6.912%), 7/1/2006

250,000     (a) Johnson City, TN Health
            & Education Facilities
            Board, Revenue Bonds, 6.75%
            (MBIA Insured)/(Original      AAA       275,818
            Issue Yield:
            6.912%),(United States
            Treasury PRF), 7/1/2001
            (@102)

500,000     Knox County, TN Health
            Education & Housing
            Facilities Board, Hospital
            Facilities Revenue Bonds
            (Series A), 4.90% (Fort       AAA       503,405
            Sanders Alliance)/(MBIA
            Insured)/(Original Issue
            Yield: 5.099%), 1/1/2005

500,000     (a) Knox County, TN Health
            Education & Housing
            Facilities Board, Hospital
            Facilities Revenue Bonds
            (Series C), 7.00% (Fort       AAA       543,500
            Sanders Alliance)/(MBIA
            Insured)/(United States
            Treasury PRF), 1/1/2000
            (@102)

500,000     Knoxville, TN Gas System,
            Refunding Revenue Bonds,
            5.05% (Original Issue         AA        498,090
            Yield: 5.10%), 3/1/2008 *

1,330,000   Knoxville, TN Water System,
            Refunding Revenue Bonds
            (Series M), 5.20% (Original   AA        1,331,410
            Issue Yield: 5.45%),
            3/1/2010

1,500,000   Memphis-Shelby County, TN,
            Airport Refunding Revenue
            Bonds, 6.75% (Federal         BBB       1,599,660
            Express Corp.), 9/1/2012

1,500,000   Metropolitan Government
            Nashville & Davidson
            County, TN HEFA, Refunding
            Revenue Bonds, 5.20%          AA        1,424,715
            (Vanderbilt University),
            7/1/2018

$750,000    Metropolitan Government
            Nashville & Davidson
            County, TN, Revenue Bonds
            (Series A), 6.00% (Original   AA        $764,310
            Issue Yield: 6.282%),
            5/15/2017

230,000     Metropolitan Government
            Nashville & Davidson
            County, TN, Water & Sewer
            Refunding Revenue Bonds,
            5.20% (FGIC                   AAA       226,541
            Insured)/(Original Issue
            Yield: 5.53%), 1/1/2013

75,000      Metropolitan Government
            Nashville & Davidson
            County, TN, Water & Sewer
            Refunding Revenue Bonds,      A         75,922
            7.25% (United States
            Treasury PRF), 1/1/2006

120,000     Metropolitan Government
            Nashville & Davidson
            County, TN, Water & Sewer
            Refunding Revenue Bonds,      A         119,998
            7.30% (United States
            Treasury PRF), 1/1/2008

250,000     Metropolitan Government
            Nashville & Davidson
            County, TN, Water & Sewer
            Revenue Bonds, 5.75% (AMBAC   AAA       255,198
            Insured)/(Original Issue
            Yield: 6.15%), 1/1/2012

175,000     Montgomery Co, TN Public
            Building Authority, Pooled
            Financing Government
            Obligation Revenue Bonds,
            7.50% (Tennessee County       AA+       177,380
            Loan Pool)/(Prudential
            Insurance Co. of America
            Insured), 12/15/2000

800,000     Mount Juliet, TN Public
            Building Authority, Revenue
            Bonds (Series O), 7.00%       AAA       878,600
            (MBIA Insured), 2/1/2006

1,200,000   Putnam County, TN, GO UT
            Bonds, 5.125% (MBIA
            Insured)/(Original Issue      AAA       1,165,788
            Yield: 5.35%), 4/1/2011

$750,000    Shelby County, TN Health
            Education & Housing
            Facilities Board, Refunding
            Revenue Bonds (Series A),
            7.40% (Methodist Health       AAA       $792,870
            System, Inc.)/(MBIA
            Insured)/(Original Issue
            Yield: 7.50%), 6/1/2003

1,000,000   Shelby County, TN Health
            Education & Housing
            Facilities Board, Revenue
            Bonds, 6.00% (St. Joseph      AAA       1,044,150
            Hospital East,
            Inc.)/(Original Issue
            Yield: 6.37%), 3/1/2005
            (Escrowed to Maturity)

500,000     Shelby County, TN, GO UT
            Bonds, 5.10% (Original        AA+       489,900
            Issue Yield: 5.25%),
            3/1/2011

250,000     Shelby County, TN, GO UT
            Refunding Bonds (Series B),
            5.875% (Original Issue        AA+       261,655
            Yield: 5.95%), 3/1/2007

400,000     Sullivan County, TN Health
            Educational & Housing
            Facilities Board, Revenue
            Bonds, 5.75% (Holston         AAA       404,604
            Valley Health
            Board)/(Original Issue
            Yield: 5.93%), 2/15/2013

1,250,000   Tennessee Housing
            Development Agency,
            Refunding Revenue Bonds       A+        1,263,238
            (Series A), 5.70%, 1/1/2008

1,205,000   Tennessee Housing
            Development Agency,
            Refunding Revenue Bonds       A+        1,217,761
            (Series A), 5.70%, 7/1/2008

1,800,000   Tennessee Housing
            Development Agency,
            Refunding Revenue Bonds       A+        1,816,560
            (Series A), 5.85%, 7/1/2013

430,000     Tennessee Housing
            Development Agency, Revenue   A+        453,839
            Bonds, 6.90%, 7/1/2005

500,000     Tennessee State Local
            Development Authority,
            Refunding Revenue Bonds       AA-       514,505
            (Series A), 5.65%, 3/1/2007

$495,000    Tennessee State Local
            Development Authority,
            Revenue Bonds, 6.10%
            (Community Provider Pooled    A-        $524,532
            Loan Program)/(State Aid
            Withholding Guaranty),
            10/1/2007

500,000     Tennessee State School
            Board Authority, Higher
            Education Facilities          AA        520,050
            Revenue Bonds (Series A),
            6.25% (Original Issue
            Yield: 6.309%), 5/1/2017

195,000     Tennessee State School
            Board Authority, Refunding    AA        196,065
            Revenue Bonds , 5.75%,
            5/1/2006

700,000     Tennessee State, GO UT
            Bonds (Series A), 5.55%,      AA+       717,500
            3/1/2010

450,000     (a) Tennessee State, GO UT
            Bonds (Series B), 6.60%
            (Original Issue Yield:        AA+       493,313
            6.60%), 6/1/2001 (@101.5)

250,000     Tennessee State, GO UT
            Refunding Bonds (Series A),   AA+       264,895
            6.10%, 6/1/2000

1,035,000   Williamson County,TN, GO UT
            Refunding Bonds, 6.00%
            (Original Issue Yield:        AA        1,120,818
            6.217%), 3/1/2008

            TOTAL INVESTMENTS
            (IDENTIFIED COST                        $27,645,209
            $27,395,133)(B)


TENNESSEE TAX-FREE BOND FUND

(a) The issuer of this security has placed U.S. government securities in escrow with a trustee. The proceeds from the government securities will be used to pay principal and interest on the security.

(b) The cost of investments for federal tax purposes amounts to $27,395,133. The net unrealized appreciation of investments on a federal tax basis amounts to $250,076 which is comprised of $380,888 appreciation and $130,812 depreciation at January 31, 1997.

*    Please refer to the Appendix of the Statement of Additional
Information for an explanation of the credit ratings.

Note:                                                         The
categories of investments are shown as a percentage of net assets
($27,684,057) at January 31, 1997.

The following acronyms are used throughout this portfolio:
AMBAC    --American Municipal Bond Assurance Corporation
FGIC     --Financial Guaranty Insurance Company
FSA      --Financial Security Assurance
GO       --General Obligation
HEFA     --Health and Education Facilities Authority
MBIA     --Municipal Bond Investors Assurance
PRF      --Prerefunded
UT       --Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1997 (UNAUDITED)

ASSETS:

Total investments in securities, at value
(identified and tax cost $27,395,133)               $ 27,645,209

Income receivable                                     418,389

Deferred expenses                                     10,203

  Total assets                                        28,073,801

LIABILITIES:

Payable to Bank                             $383,151

Accrued expenses                            6,593

  Total liabilities                                   389,744

Net Assets for 2,600,883 shares outstanding         $ 27,684,057


NET ASSETS CONSIST OF:

Paid in capital                                     $ 27,541,798

Net unrealized appreciation of investments            250,076

Accumulated net realized loss on investments          (191,339    )

Undistributed net investment income                   83,522

  Total Net Assets                                  $ 27,684,057


NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:
Net Asset Value Per Share ($27,684,057  2,600,883     $10.64
shares outstanding)

Offering Price Per Share (100/98.00 of $10.64)*       $10.86



* See ``hat Shares Cost'' in the Prospectus.
(See Notes which are an integral part of the Financial Statements)






TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME:

Interest                                                $786,195

EXPENSES:

Investment advisory fee                   $ 110,125

Administrative personnel and services fee   60,488

Custodian fees                              15,034

Transfer and dividend disbursing agent      15,070
fees and expenses

Directors'/Trustees' fees                   6,147

Auditing fees                               9,675

Legal fees                                  2,316

Portfolio accounting fees                   27,240

Share registration costs                    8,448

Printing and postage                        4,933

Insurance premiums                          1,316

Miscellaneous                               5,335

  Total expenses                            266,127

 Waiver of investment advisory fee          (110,125    )

    Net expenses                                         156,002

      Net investment income                              630,193

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                         13,443

Net change in unrealized appreciation of investments     304,005

  Net realized and unrealized gain on investments        317,448

    Change in net assets resulting from operations      $947,641



(See Notes which are an integral part of the Financial
Statements)






TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
STATEMENT OF CHANGES IN NET ASSETS

                                    Six Months
                                    Ended         Year Ended
                                    (unaudited)   July 31, 1996
                                    January 31,
                                    1997

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS--

Net investment income               $630,193      $1,443,710

Net realized gain (loss) on
investments
($13,443 net gain and $51,494 net   13,443        60,400
loss, respectively, as computed for
federal tax purposes)

Net change in unrealized            304,005       284,790
appreciation (depreciation)

  Change in net assets resulting    947,641       1,788,900
from operations

DISTRIBUTIONS TO SHAREHOLDERS--

Distributions from net investment   (654,546)     (1,444,519)
income

SHARE TRANSACTIONS--

Proceeds from sale of shares        709,759       1,564,767

Net asset value of shares issued to
shareholders in payment of          62,114        136,585
distributions declared

Cost of shares redeemed             (3,048,711)   (8,265,453)

  Change in net assets resulting    (2,276,838)   (6,564,101)
from share transactions

    Change in net assets            (1,983,743)   (6,219,720)

NET ASSETS:

Beginning of period                 29,667,800    35,887,520

End of period (including
undistributed net investment income $27,684,057   $29,667,800
of $83,522 and $107,875,
respectively)


(See Notes which are an integral part of the Financial Statements)







Tennessee Tax-Free Bond Fund
(A Portfolio of The Planters Funds)
Financial Highlights

(For a share outstanding throughout each period)

             Six Months
             Ended
             (unaudited)
             January 31,   Year Ended July 31,



                     1997   1996    1995     1994(a)

Net asset value,                    $10.22
beginning of period  $10.54 $10.46           $10.50

Income from
investment operations

 Net investment      0.23   0.50    0.51     0.44
income

 Net realized and
 unrealized gain
(loss) on            0.11   0.07    0.24     (0.31)
 investments

Total from investment
operations           0.34   0.57    0.75     0.13

Less distributions

 Distributions from
 net investment      (0.24) (0.49)  (0.51)   (0.41)
income

Net asset value, end
of period            $10.64 $10.54  10.46    $10.22


Total return (b)     3.26%  5.57%   7.60%    1.19%

Ratios to average net
assets

 Expenses            1.06%  0.86%   0.61%    0.56%

 Net investment      4.29%  4.62%   4.93%    4.69%
income

 Expense waiver/
 reimbursement (c)   0.75%  0.80%   0.95%    0.87%

Supplemental data

 Net assets, end of
period               $27,684$29,66  35,888   $42,400
 (000 omitted)              8

 Portfolio turnover  7%     0%      3%       30%


* Computed on an annualized basis.
(a) Reflects operations for the period from August 30, 1993 (date of initial public investment) to July 31, 1994. For the period from August 5, 1993 (start of business) to August 29, 1993, all income was distributed to the administrator.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)












TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1997 (UNAUDITED)

1.ORGANIZATION

Tennessee Tax-Free Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The financial statements included herein are only those of Tennessee Tax-Free Bond Fund (the `Fund''), a non-diversified portfolio. At January 31, 1997, the Fund did not offer any other portfolios. The investment objective of the Fund is to provide current income exempt from federal income tax and personal income taxes imposed by the state of Tennessee and Tennessee municipalities.

2.SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS - Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS - Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES - It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  At July 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $204,782, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

   Expiration Year           Expiration Amount
   2003        $153,288
   2004        $51,494


  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS - The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES - The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER - Investment transactions are accounted for on the trade date.

3.SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


                              SIX MONTHS ENDED      YEAR ENDED
                              JANUARY 31, 1997      July 31, 1996
Shares sold                      66,811                148,617
Shares issued to shareholders in
payment of distributions declared  5,859                12,949
Shares redeemed                    (286,109)          (777,662)
          Net change resulting from
                     share transactions (213,439) (616,096)

4.INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE - Union Planters National Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  As of March 3, 1997, Union Planters National Bank was the owner of record for approximately 2,270,353 shares, which is 88.09% of the Fund

  ADMINISTRATIVE FEE - Federated Services Company ("FServ") provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Fund for the period.



  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES - FServ, through its subsidiary, Federated Shareholder Services Company (``FSSC'') serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES - FServ maintains the Trust's accounting
  records for which it receives a fee.   The fee is based on the level of
  the Fund's average daily net assets for the period, plus out-of-pocket expense
  GENERAL - Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5.INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended January 31, 1997, were as follows:

   PURCHASES                                   $ 2,092,190
   SALES                                       $ 3,192,043

6.CONCENTRATION OF CREDIT RISK

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at January 31, 1997, 31.0 % of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 21.5% of total investments.